Average Annual Total Returns			12 Months Ended	18 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
		Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.63%)	(1.43%)
Performance Inception Date		Jul. 06, 2023
MUSQ Global Music Industry Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(4.95%)	(1.83%)
MUSQ Global Music Industry Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(2.65%)	(1.20%)
ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.22%)			6.20%		8.38%
ROBO Global(R) Robotics and Automation Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.25%)			6.19%		8.39%
ROBO Global(R) Robotics and Automation Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.53%)			4.90%		6.92%
ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.81%			1.78%	3.19%
Performance Inception Date		Jun. 24, 2019
ROBO Global(R) Healthcare Technology and Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.81%			1.77%	3.18%
ROBO Global(R) Healthcare Technology and Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.67%			1.37%	2.47%
ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.62%		15.47%
Performance Inception Date		May 08, 2020
ROBO Global(R) Artificial Intelligence ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.62%		15.47%
ROBO Global(R) Artificial Intelligence ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.02%		12.45%
MUSQ Global Music Industry Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MUSQ Global Music Industry Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		(3.89%)	(0.75%)
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.98%	18.28%	14.76%	10.70%	11.43%	9.92%
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.49%	17.80%
ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		(0.33%)			7.03%		9.25%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%		17.97%	14.53%	15.18%	13.10%
ROBO Global® Healthcare Technology and Innovation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ROBO Global® Healthcare Technology and Innovation Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[3]		3.53%			2.46%	3.88%
ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.93%		15.88%

[1]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.
[2]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.
[3]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.